2. ACCRUED LIABILITIES AND EXPENSES (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Payables and Accruals [Abstract]
Accrued payroll	$ 152,138	$ 505,118
Accrued stock purchase warrants	29,400	29,400
Accrued lawsuit	122,985	122,985
Accrued interest and other	117,222	80,461
Total	$ 421,745	$ 737,964	$ 486,596